Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Ordinary Shares		Additional paid-in capital [1]	Retained earnings	Accumulated comprehensive loss	Total
Balance at Jun. 30, 2022		$ 3,028	[1]	$ 4,528	$ 861,820		$ 869,376
Balance (in Shares) at Jun. 30, 2022	[1]	30,280,768
Net income			[1]		4,814,703		4,814,703
Balance at Jun. 30, 2023		$ 3,028	[1]	4,528	5,676,523		5,684,079
Balance (in Shares) at Jun. 30, 2023	[1]	30,280,768
Net income			[1]		7,369,119		7,369,119
Balance at Jun. 30, 2024		$ 3,028	[1]	4,528	13,045,642		13,053,198
Balance (in Shares) at Jun. 30, 2024	[1]	30,280,768
Reverse recapitalization		$ 588	[1]	(7,515,333)			(7,514,745)
Reverse recapitalization (in Shares)	[1]	5,878,103
Equity financing through Private Placement		$ 51	[1]	5,499,949			5,500,000
Equity financing through Private Placement (in Shares)	[1]	509,259
Conversion from Convertible Promissory Notes		$ 46	[1]	5,020,207			5,020,253
Conversion from Convertible Promissory Notes (in Shares)	[1]	464,838
Offering costs in the Business Combination			[1]	(1,030,923)			(1,030,923)
Share-based compensation		$ 30	[1]	584,120			584,150
Share-based compensation (in Shares)	[1]	298,000
Net income			[1]		1,858,570		1,858,570
Foreign currency translation adjustment			[1]			(5,132)	(5,132)
Balance at Jun. 30, 2025		$ 3,743	[1]	$ 2,562,548	$ 14,904,212	$ (5,132)	$ 17,465,371
Balance (in Shares) at Jun. 30, 2025	[1]	37,430,968

[1]	Share data and additional paid-in capital have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.